Note 13 - Total Voyage Revenues	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Voyage Revenues [Text Block]
13. Total Voyage Revenues:

The following table shows the total voyage revenues earned from time charters and voyage charters during the year ended December 31, 2025:

For the year ended December 31, 2025
Time charters	$173,433
Time charters – related parties (Note 3)	5,118
Voyage charters and Contracts of Affreightment	264,024
Voyage charters and Contracts of Affreightment – related parties (Note 3)	154,648
Total	$597,223

During the period from September 29 to December 31, 2023 and the year ended December 31, 2024, no revenues were generated.